Property and Equipment, and Prepayment for Asset Acquisition (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, and Prepament for Asset Acquisition [Abstract]
Schedule of Property and Equipment

The Company has land, offices, and labs located in Taiwan, and a GMP manufacturing facility in Fremont, CA. Property and equipment as of December 31, 2025 and 2024 are summarized as follows:

	December 31,
	2025	2024
Land	$12,685,667	$338,966
Buildings and leasehold improvements	2,224,082	2,219,244
Machinery and equipment	1,135,602	1,131,169
Office equipment	170,155	163,448
	16,215,506	3,852,827
Less: accumulated depreciation	(3,380,097)	(3,341,739)
Property and equipment, net	$12,835,409	$511,088